BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
Borrowings

13. BORROWINGS

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Short‑term borrowings (i)	—	260,000
Long‑term borrowings (ii)	—	—
Total	—	260,000
(i)Short-term borrowings as of December 31, 2020 and 2021 amounted to nil and RMB260 million respectively.

In August 2021, Beike Technology Co., Ltd entered into a RMB260 million 359-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.9%. RMB43.3 million and RMB216.7 million are scheduled to be paid off on February 28, 2022 and August 24, 2022 respectively according to the borrowing contract.

(ii)In October 2019, Sharehome HK international Limited entered into a 3-year US$675 million revolving credit facilities agreement with a group of 10 arrangers. The debt issuance costs of US$5.56 million were presented as a direct deduction from the principal amount of the facility in the consolidated balance sheets. By the end of December 31, 2020, the borrowing was fully paid off in advance.

The revolving credit facilities agreement requires Sharehome HK international Limited to meet certain annually financial covenants calculated from the fiscal year most recently ended, including: i) a net leverage ratio, which requires that at the end of each fiscal year the ratio of (a) total net debt to (b) EBITDA, may not exceed 1.50 to 1.00; and ii) an interest coverage ratio, which requires that at the end of each fiscal year the ratio of EBITDA to interest expense, as defined in the Amended Credit Agreement, may not be less than 6.00 to 1.00. The Group was in compliance with all covenants during the credit period.

In October 2019, the Group entered into a 7-year RMB156 million facility agreement with a bank at a fixed borrowing rate of 4.9%. To facilitate this borrowing, an equity investment and a real estate property have been mortgaged. By the end of December 31, 2019, RMB102.78 million of the facility was drawn down, which was due in 2025. During the first quarter of 2020, RMB42.04 million of the facility was drawn down, which will be due in 2026. By the end of December 31, 2020, the borrowing was fully paid off in advance.